Segments	6 Months Ended
Jun. 30, 2019
Segments [abstract]
Segments

2 Segments

Equinor’s operations are managed through the following operating segments (business areas): Development & Production Norway (DPN), Development & Production International (DPI), Development & Production Brazil (DPB), Marketing, Midstream & Processing (MMP), New Energy Solutions (NES), Technology, Projects & Drilling (TPD), Exploration (EXP) and Global Strategy & Business Development (GSB).

The reporting segments Exploration & Production Norway (E&P Norway) and MMP consist of the business areas DPN and MMP respectively. The operating segments DPI and DPB are aggregated into the reporting segment Exploration & Production International (E&P International). The aggregation has its basis in similar economic characteristics, such as similar long-term average gross margins, the assets’ long term and capital-intensive nature and exposure to volatile oil and gas commodity prices, the nature of products, service and production processes, the type and class of customers, the methods of distribution and regulatory environment. The operating segments NES, GSB, TPD, EXP and corporate staffs and support functions are aggregated into the reporting segment “Other” due to the immateriality of these areas. The majority of the costs within the operating segments GSB, TPD and EXP are allocated to the E&P Norway, E&P International and MMP reporting segments.

The eliminations section includes the elimination of inter-segment sales and related unrealised profits, mainly from the sale of crude oil and products. Inter-segment revenues are based upon estimated market prices.

Segment data for the second quarter of 2019 and 2018 is presented below. The reported measure of segment profit is net operating income/(loss). Deferred tax assets, pension assets and non-current financial assets are not allocated to the segments. The line item additions to property, plant and equipment (PP&E), intangibles and equity accounted investments excludes movements related to changes in asset retirement obligations.

The measurement basis for segments is IFRS as applied by the group with the exception of IFRS 16 Leases. All IFRS 16 leases are presented within the Other segment. The lease costs for the period are allocated to the different segments based on underlying lease payments, with a corresponding credit in the Other segment. Lease costs allocated to licence partners are recognised as other revenue in the Other segment. Additions to PP&E, intangible assets and equity accounted investments in the E&P and MMP segments include the period’s allocated lease costs related to activity being capitalised with a corresponding negative addition in the Other segment.

Second quarter 2019	E&P Norway	E&P International	MMP	Other	Eliminations	Total
(in USD million)

Revenues third party, other revenue and other income	157	527	16,315	59	0	17,057
Revenues inter-segment	4,226	2,093	127	1	(6,448)	0
Net income/(loss) from equity accounted investments	7	10	11	10	0	39

Total revenues and other income	4,390	2,630	16,454	70	(6,448)	17,096

Purchases [net of inventory variation]	0	14	(15,065)	(0)	6,445	(8,606)
Operating, selling, general and administrative expenses	(888)	(805)	(1,073)	63	202	(2,502)
Depreciation, amortisation and net impairment losses	(945)	(998)	(100)	(190)	(0)	(2,233)
Exploration expenses	(79)	(156)	0	0	0	(235)

Net operating income/(loss)	2,478	685	216	(57)	199	3,521

Additions to PP&E, intangibles and equity accounted investments	1,718	1,636	60	19	0	3,432

Second quarter 2018	E&P Norway	E&P International	MMP	Other	Eliminations	Total
(in USD million)

Revenues third party, other revenue and other income	76	561	17,491	(6)	0	18,122
Revenues inter-segment	5,151	2,378	88	0	(7,617)	0
Net income/(loss) from equity accounted investments	(27)	9	6	25	0	13

Total revenues and other income	5,200	2,947	17,586	19	(7,617)	18,135

Purchases [net of inventory variation]	0	2	(16,685)	0	7,267	(9,415)
Operating, selling, general and administrative expenses	(843)	(703)	(1,144)	(69)	180	(2,579)
Depreciation, amortisation and net impairment losses	(606)	(1,272)	65	(18)	(0)	(1,830)
Exploration expenses	(61)	(414)	0	0	0	(475)

Net operating income/(loss)	3,692	561	(179)	(68)	(170)	3,835

Additions to PP&E, intangibles and equity accounted investments	1,359	3,905	114	157	0	5,535

First half 2019	E&P Norway	E&P International	MMP	Other	Eliminations	Total
(in USD million)

Revenues third party, other revenue and other income	160	1,121	32,050	145	0	33,476
Revenues inter-segment	9,205	4,298	227	2	(13,732)	0
Net income/(loss) from equity accounted investments	13	22	16	53	0	103

Total revenues and other income	9,378	5,440	32,293	199	(13,732)	33,578

Purchases [net of inventory variation]	1	(25)	(28,532)	(0)	13,295	(15,261)
Operating, selling, general and administrative expenses	(1,624)	(1,805)	(2,168)	62	393	(5,141)
Depreciation, amortisation and net impairment losses	(1,964)	(1,900)	(193)	(364)	0	(4,421)
Exploration expenses	(193)	(310)	0	0	0	(503)

Net operating income/(loss)	5,597	1,402	1,401	(103)	(44)	8,252

Additions to PP&E, intangibles and equity accounted investments	2,941	2,857	547	485	0	6,830

Balance sheet information
Equity accounted investments	1,041	388	94	1,347	0	2,870
Non-current segment assets	33,517	39,633	5,362	4,449	0	82,960
Non-current assets, not allocated to segments						9,778

Total non-current assets						95,609

First half 2018	E&P Norway	E&P International	MMP	Other	Eliminations	Total
(in USD million)

Revenues third party, other revenue and other income	231	1,032	36,634	9	0	37,906
Revenues inter-segment	10,724	4,422	110	0	(15,256)	0
Net income/(loss) from equity accounted investments	19	17	12	65	0	114

Total revenues and other income	10,974	5,471	36,756	75	(15,256)	38,019

Purchases [net of inventory variation]	1	(3)	(34,050)	0	14,843	(19,209)
Operating, selling, general and administrative expenses	(1,636)	(1,402)	(2,186)	(156)	288	(5,093)
Depreciation, amortisation and net impairment losses	(1,902)	(2,234)	(26)	(36)	0	(4,198)
Exploration expenses	(160)	(564)	0	0	(0)	(724)

Net operating income/(loss)	7,277	1,267	494	(118)	(125)	8,795

Additions to PP&E, intangibles and equity accounted investments	4,179	5,189	164	181	0	9,713

Balance sheet information
Equity accounted investments	1,120	233	123	1,194	0	2,670
Non-current segment assets	32,613	38,860	5,449	375	0	77,296
Non-current assets, not allocated to segments						8,951

Total non-current assets						88,918

For further information regarding implementation of IFRS 16, see note 8 Changes in accounting policies 2019.

For information regarding acquisition and disposal of interests, see note 3 Acquisitions and disposals.

Revenues from contracts with customers by geographical areas

When attributing the line item revenues third party, other revenue and other income to the country of the legal entity executing the sale for the first half of 2019, Norway constitutes 74% and the US constitutes 19% of such revenues.

Non-current assets by country

	At 30 June	At 31 March	At 31 December	At 30 June
(in USD million)	2019	2019	2018	2018

Norway	40,664	39,477	34,952	37,060
USA	19,999	19,872	19,409	19,087
Brazil	8,197	7,991	7,861	7,762
UK	5,406	5,406	4,588	4,430
Angola	1,743	1,870	1,874	2,374
Canada	1,651	1,621	1,546	1,592
Azerbaijan	1,497	1,476	1,452	1,458
Algeria	950	979	986	1,111
Other countries	5,722	5,625	5,128	5,093

Total non-current assets1)	85,830	84,316	77,797	79,967

1) Excluding deferred tax assets, pension assets, non-current financial assets and assets classified as held for sale.

Revenues from contracts with customers and other revenues
	Quarters			Full Year
(in USD million)	Q2 2019	Q1 2019	Q2 2018	2018

Crude oil	9,390	7,610	10,242	40,948
Natural gas	2,637	3,766	2,919	14,070
Refined products	2,866	2,503	3,380	13,124
Natural gas liquids	1,542	1,492	1,768	7,167
Transportation	163	304	240	1,033
Other sales	165	132	40	903

Revenues from contracts with customers	16,763	15,807	18,589	77,246

Over/Under lift			194	137
Taxes paid in-kind	105	83	158	865
Physically settled commodity derivatives	(306)	(60)	94	488
Gain (loss) on commodity derivatives	276	513	(966)	(216)
Other revenues	60	67	0	36
Total other revenues	134	603	(520)	1,309

Revenues	16,898	16,410	18,069	78,555

Equinor changed its policy for the accounting of lifting imbalances on 1 January 2019, and consequently there will be no items reported in other revenue related to over/under lift as of this date. Based on materiality considerations, comparative periods have not been restated. Reference is made to Note 1 Organisation and basis of preparation for further information.

As of 1 January 2019, Equinor also increased the level of disclosure for elements included in revenues in the Consolidated statement of income and changed the way physical settlement of commodity derivatives is presented. The changes in fair value of such contracts prior to settlement are included in gain (loss) on commodity derivatives, while the resulting impact upon physical settlement is shown separately in physically settled commodity derivatives. Actual physical deliveries made by Equinor through such contracts are included in revenue from contracts with customers at contract price. Certain reclassifications within revenues have been made to the reported periods of 2018 to ensure comparability, but there is no change to the previously reported revenues in the Consolidated statement of income.